Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Notes [Abstract]
Schedule of Measuring Fair Value of Notes Outstanding

A summary of significant unobservable inputs (Level 3 inputs) used in measuring the fair value of 2020 Notes outstanding are as follows:

	December 31, 2025	December 31, 2024
Principal amount	$-	$1,350
Discount rate	-%	30%
Term (years)	-	0.40
Fair value	$-	$4,372

Schedule of Changes in Fair Value

The following table presents changes in the fair value of the 2020 Notes:

Balance as of January 1, 2023	$6,472
Conversion of the convertible notes raised in 2021 into preferred D-2 shares	(1,086)
Changes in fair value	2,019
Balance as of December 31, 2023	$7,405
Issuance of additional 2020 Notes	450
Changes in fair value	(3,483)
Balance as of December 31, 2024	$4,372
Changes in fair value	4,936
Conversion into Ordinary Shares upon IPO	(9,308)
Balance as of December 31, 2025	$-